Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Total revenues		$ 4,994,044	$ 6,584,729
COST OF REVENUES
Total cost of revenues		2,773,304	4,739,749
GROSS PROFIT		2,220,740	1,844,980
OPERATING EXPENSES
Sales and marketing		548,885	698,587
General and administrative		3,773,296	8,999,287
Provision for credit losses		3,773,492	483,137
Research and development		2,156,721	2,516,986
Share based compensation		3,654,999	3,576,470
Total operating expenses		13,907,393	16,274,467
OPERATING LOSS		(11,686,653)	(14,429,487)
OTHER INCOME (EXPENSE)
Loss from deregistering of a subsidiary		(113,361)
Gain from equity investment			70,947
Gain from fair value change in equity investment			2,402,943
Change in fair value of convertible debt		1,048,271	(530,501)
Fair value loss on financial instruments			(45,063,404)
Other expense		(585,759)	(85,537)
Total other income (expense)		349,151	(43,205,552)
LOSS BEFORE INCOME TAXES		(11,337,502)	(57,635,039)
INCOME TAX BENEFIT		(144,951)	(74,856)
NET LOSS		(11,192,551)	(57,560,183)
Less: loss attributable to non-controlling interests		(705,479)	(97,230)
NET LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD		(10,487,072)	(57,462,953)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(1,098,206)	(2,674,701)
COMPREHENSIVE LOSS		(12,290,757)	(60,234,884)
Less: comprehensive loss attributable to non-controlling interest		(648,203)	(85,268)
COMPREHENSIVE LOSS ATTRIBUTABLE TO X3 HOLDINGS CO., LTD		$ (11,642,554)	$ (60,149,616)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic (in Shares)	[1]	13,140,537	145,057
Diluted (in Shares)	[1]	13,140,537	145,057
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.8)	$ (396.14)
Diluted (in Dollars per share)		$ (0.8)	$ (396.14)
Application development services
REVENUES:
Total revenues		$ 884,538	$ 2,179,167
Consulting and technical support services
REVENUES:
Total revenues		2,383,000	1,477,740
Subscription services
REVENUES:
Total revenues		215,355	294,528
Trading revenue
REVENUES:
Total revenues		1,375,319	2,605,970
Others revenue
REVENUES:
Total revenues		135,832	27,324
Cost of application development services
COST OF REVENUES
Total cost of revenues		301,601	1,497,466
Cost of consulting and technical support services
COST OF REVENUES
Total cost of revenues		1,019,261	607,587
Cost of subscription services
COST OF REVENUES
Total cost of revenues		27,749	37,293
Cost of trading revenue
COST OF REVENUES
Total cost of revenues		1,371,067	2,559,490
Cost of others revenue
COST OF REVENUES
Total cost of revenues		$ 53,626	$ 37,913

[1]	Retroactively restated for one-for-twenty reverse split with effective date of November 22, 2024.